Related Party Transactions - Schedule of significant related party transactions, revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CyberLink
Related Party Transactions
Revenue-others (service revenue)	$ 30	$ 37	$ 32